Equity (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Nov. 18, 2022	Sep. 30, 2021
Equity (Details) [Line Items]
Percentage of voting power			49.10%
Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Common stock, voting rights	ten votes per share	ten votes per share
Ordinary shares issued	2,500,000,000			180,389,549
Class B Ordinary Shares [Member] | Additional Paid-in Capital [Member]
Equity (Details) [Line Items]
Additional paid-in capital (in Yuan Renminbi)			¥ 172
Class B Ordinary Shares [Member] | 2022 Plan [Member]
Equity (Details) [Line Items]
Shares issued			2,500,000,000
Shares reserved			2,500,000,000
Ordinary shares issued			0
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Common stock, voting rights	one vote per share	one vote per share
Ordinary shares issued	25,878,920,464	25,878,920,464		1,544,097,151